Annual Total Returns- NORTHERN INSTITUTIONAL TREASURY PORTFOLIO (Shares) [BarChart] - Shares - NORTHERN INSTITUTIONAL TREASURY PORTFOLIO - Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.01%	0.01%	0.02%	0.25%	0.77%	1.73%	2.12%	0.41%